UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Deborah Ward, Acting President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2018

Date of reporting period:  August 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2018 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 74.7%(1)
Canadian Crude Oil Pipelines - 12.9%(1)
Enbridge Inc.	6,132,420	$209,544,791
Inter Pipeline Ltd.	7,986,770	146,760,724
Pembina Pipeline Corporation	5,980,432	203,976,267
		560,281,782
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.9%(1)
Keyera Corp.	4,170,598	114,923,145
TransCanada Corporation	7,423,717	316,250,344
		431,173,489
United States Crude Oil Pipelines - 6.7%(1)
Plains GP Holdings, L.P.(2)	8,035,959	207,167,023
SemGroup Corp.	3,497,318	84,635,096
		291,802,119
United States Local Distribution Company - 1.1%(1)
NiSource Inc.	1,680,398	45,488,374
United States Natural Gas Gathering/Processing - 18.1%(1)
Antero Midstream GP LP	3,720,384	62,837,286
EnLink Midstream, LLC	4,423,534	72,103,604
Targa Resources Corp.	4,744,995	261,306,875
The Williams Companies, Inc.	13,140,331	388,822,394
		785,070,159
United States Natural Gas/Natural Gas Liquids Pipelines - 26.0%(1)
Cheniere Energy, Inc.(3)	5,056,358	338,422,041
Kinder Morgan, Inc.	18,187,899	321,925,812
National Fuel Gas Company	384,302	21,340,290
ONEOK, Inc.	5,340,817	352,013,249
Tallgrass Energy, LP	3,783,281	93,030,880
		1,126,732,272
Total Common Stock
(Cost $3,062,484,239)		3,240,548,195

Master Limited Partnerships - 23.6%(1)
United States Crude Oil Pipelines - 4.3%(1)
Andeavor Logistics LP	1,190,664	57,842,457
BP Midstream Partners LP	653,632	12,896,159
PBF Logistics LP	489,198	10,444,377
Shell Midstream Partners, L.P.	4,612,970	103,192,139
		184,375,132
United States Natural Gas Gathering/Processing - 2.9%(1)
Antero Midstream Partners LP	675,276	19,765,329
Noble Midstream Partners LP	502,170	21,995,046
Western Gas Equity Partners, LP	290,793	9,846,251
Western Gas Partners, LP	1,494,185	72,990,937
		124,597,563

United States Natural Gas/Natural Gas Liquids Pipelines - 8.0%(1)
Energy Transfer Equity, L.P.	5,428,142	94,992,485
Energy Transfer Partners, L.P.	3,349,263	75,525,881
Enterprise Products Partners L.P.	3,015,923	86,255,398
EQT GP Holdings LP	384,340	8,071,140
EQT Midstream Partners LP	1,283,508	73,365,317
Spectra Energy Partners, LP	284,485	10,799,050
		349,009,271
United States Refined Product Pipelines - 8.4%(1)
Buckeye Partners, L.P.	912,718	32,182,437
Holly Energy Partners LP	1,352,728	39,175,003
Magellan Midstream Partners, L.P.	1,402,389	95,713,049
MPLX LP	2,335,710	82,847,634
Phillips 66 Partners LP	1,646,737	84,741,086
Valero Energy Partners LP	889,779	31,845,190
		366,504,399
Total Master Limited Partnerships
(Cost $966,908,748)		1,024,486,365

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.85%(4)
(Cost $59,730,575)	59,730,575	59,730,575

Total Investments - 99.7%(1)
(Cost $4,089,123,562)		4,324,765,135
Other Assets in Excess of Liabilities, Net - 0.3%(1)		13,443,029
Total Net Assets - 100.0%(1)		$4,338,208,164

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined under the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$3,240,548,195	$-	$-	$3,240,548,195
Master Limited Partnerships	1,024,486,365		-	1,024,486,365
Short-Term Investment	59,730,575	-	-	59,730,575
Total Investments	$4,324,765,135	$-	$-	$4,324,765,135

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2018, Phillips 66 Partners LP  common units held by the Fund in the amount of $39,662,498 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP.  The Fund did not invest in any Level 3 investments.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended August 31, 2018, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Realized Loss	Change in Unrealized Appreciation
Plains GP Holdings, L.P.	7,207,342	1,125,431	(296,814)	8,035,959	$6,891,692	$(12,260,357)	$57,746,863

Schedule of Investments August 31, 2018 (unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 93.4%(1)
United States Crude Oil Pipelines - 4.4%(1)
Plains GP Holdings, L.P.	83,524	$2,153,249
United States Natural Gas Gathering/Processing - 8.9%(1)
Targa Resources Corp.	40,601	2,235,897
The Williams Companies, Inc.	73,386	2,171,492
		4,407,389
United States Natural Gas/Natural Gas Liquids Pipelines - 13.5%(1)
Cheniere Energy, Inc.(2)	54,935	3,676,799
ONEOK, Inc.	17,943	1,182,623
Tallgrass Energy, LP	74,371	1,828,783
		6,688,205
United States Oil & Gas Production - 49.3%(1)
Cabot Oil & Gas Corporation	92,569	2,205,919
Centennial Resource Development, Inc.(2)	43,746	842,985
Concho Resources Inc.(2)	6,647	911,636
ConocoPhillips	25,593	1,879,294
Continental Resources, Inc.(2)	32,888	2,168,964
Devon Energy Corporation	21,596	927,116
Diamondback Energy, Inc.	6,447	780,603
EOG Resources, Inc.	23,303	2,755,114
EQT Corporation	62,952	3,211,811
Noble Energy, Inc.	33,198	986,645
Occidental Petroleum Corporation	40,655	3,247,115
Parsley Energy, Inc.(2)	30,753	854,011
Pioneer Natural Resources Company	4,983	870,530
WildHorse Resource Development Corp.(2)	59,856	1,301,269
WPX Energy Inc.(2)	75,560	1,440,929
		24,383,941
United States Refining - 17.3%(1)
Andeavor	10,682	1,632,103
Delek US Holdings, Inc.	23,819	1,298,136
HollyFrontier Corporation	14,163	1,055,427
Marathon Petroleum Corporation	19,860	1,634,279
Valero Energy Corporation	25,057	2,953,719
		8,573,664
Total Common Stock
(Cost $42,236,254)		46,206,448

Master Limited Partnerships - 5.2%(1)
United States Crude Oil Pipelines - 2.9%(1)
Andeavor Logistics LP	29,291	1,422,957
United States Natural Gas/Natural Gas Liquids Pipelines - 2.3%(1)
Energy Transfer Partners, L.P.	51,358	1,158,123
Total Master Limited Partnerships
(Cost $2,251,246)		2,581,080

Short-Term Investment - 1.4%(1)
United States Investment Company - 1.4%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.85%(3)
(Cost $700,472)	700,472	700,472

Total Investments - 100.0%(1)
(Cost $45,187,972)		49,488,000
Liabilities in Excess of Other Assets, Net - (0.0)%(1)		(4,429)
Total Net Assets - 100.0%(1)		$49,483,571

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$46,206,448	$-	$-	$46,206,448
Master Limited Partnerships	2,581,080	-	-	2,581,080
Short-Term Investment	700,472	-	-	700,472
Total Investments	$49,488,000	$-	$-	$49,488,000

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2018 (unaudited)

Tortoise VIP MLP & Pipeline Portfolio

	Shares	Fair Value
Common Stock - 75.5%(1)
Canadian Crude Oil Pipelines - 12.9%(1)
Enbridge Inc.	16,137	$551,401
Inter Pipeline Ltd.	22,717	417,436
Pembina Pipeline Corporation	16,585	565,669
		1,534,506
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.4%(1)
Keyera Corp.	11,858	326,754
TransCanada Corporation	21,411	912,109
		1,238,863
United States Crude Oil Pipelines - 6.7%(1)
Plains GP Holdings, L.P.	21,794	561,849
SemGroup Corp.	9,651	233,554
		795,403
United States Local Distribution Company - 1.0%(1)
NiSource Inc.	4,523	122,438
United States Natural Gas Gathering/Processing - 17.7%(1)
Antero Midstream GP LP	10,133	171,146
EnLink Midstream, LLC	12,269	199,985
Targa Resources Corp.	12,368	681,106
The Williams Companies, Inc.	35,782	1,058,789
		2,111,026
United States Natural Gas/Natural Gas Liquids Pipelines - 26.8%(1)
Cheniere Energy, Inc.(2)	14,733	986,080
Kinder Morgan, Inc.	51,085	904,204
National Fuel Gas Company	1,068	59,306
ONEOK, Inc.	15,358	1,012,246
Tallgrass Energy, LP	9,466	232,769
		3,194,605
Total Common Stock
(Cost $8,748,132)		8,996,841

Master Limited Partnerships - 23.7%(1)
United States Crude Oil Pipelines - 4.1%(1)
Andeavor Logistics LP	3,085	149,869
BP Midstream Partners LP	1,470	29,003
PBF Logistics LP	1,436	30,659
Shell Midstream Partners, L.P.	13,028	291,437
		500,968
United States Natural Gas Gathering/Processing - 2.9%(1)
Antero Midstream Partners LP	1,964	57,486
Noble Midstream Partners LP	1,265	55,407
Western Gas Equity Partners, LP	847	28,679
Western Gas Partners, LP	4,295	209,811
		351,383
United States Natural Gas/Natural Gas Liquids Pipelines - 8.1%(1)
Energy Transfer Equity, L.P.	15,137	264,898
Energy Transfer Partners, L.P.	7,909	178,348
Enterprise Products Partners L.P.	8,374	239,496
EQT GP Holdings LP	1,362	28,602
EQT Midstream Partners LP	3,853	220,237
Spectra Energy Partners, LP	808	30,672
		962,253

United States Refined Product Pipelines - 8.6%(1)
Buckeye Partners, L.P.	2,458	86,669
Holly Energy Partners LP	3,943	114,189
Magellan Midstream Partners, L.P.	3,903	266,380
MPLX LP	6,503	230,661
Phillips 66 Partners LP	4,626	238,054
Valero Energy Partners LP	2,430	86,970
		1,022,923
Total Master Limited Partnerships
(Cost $2,799,073)		2,837,527

Short-Term Investment - 1.3%(1)
United States Investment Company - 1.3%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.85%(3)
(Cost $155,520)	155,520	155,520

Total Investments - 100.5%(1)
(Cost $11,702,725)		11,989,888
Liabilities in Excess of Other Assets, Net - (0.5)%(1)		(54,280)
Total Net Assets - 100.0%(1)		$11,935,608

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$8,996,841	$-	$-	$8,996,841
Master Limited Partnerships	2,837,527	-	-	2,837,527
Short-Term Investment	155,520	-	-	155,520
Total Investments	$11,989,888	$-	$-	$11,989,888

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2018, Phillips 66 Partners LP common units held by the Fund in the amount of $83,987 were transferred from Level 2 to Level 1 when they converted into registered and unrestricted common units of Phillips 66 Partners LP. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2018 (unaudited)

Tortoise Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.1%(1)
Australia Water Equipment/Services - 0.2%(1)
Clean TeQ Holdings Limited(2)	26,884	$9,953
Brazil Water Utilities - 2.3%(1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	16,596	99,742
Finland Water Equipment/Services - 1.0%(1)
Uponor OYJ	2,722	41,896
France Water Infrastructure - 11.1%(1)
Suez	12,645	182,811
Veolia Environnement SA	14,198	299,284
		482,095
Hong Kong Water Infrastructure - 1.6%(1)
China Water Affairs Group Limited	42,725	48,937
CT Environmental Group Limited	140,290	18,232
		67,169
Japan Water Equipment/Services - 3.8%(1)
Kurita Water Industries Ltd.	5,106	151,650
NIHON TRIM Co., Ltd.	227	11,482
		163,132
Japan Water Infrastructure - 0.6%(1)
METAWATER Co. Ltd.	526	14,178
Oyo Corporation	972	12,282
		26,460
Netherlands Water Equipment/Services - 3.4%(1)
Aalberts Industries N.V.	3,409	146,172
Switzerland Water Equipment/Services - 8.8%(1)
Ferguson PLC	3,829	306,830
Sulzer AG	610	76,278
		383,108
Switzerland Water Management - 7.5%(1)
Geberit AG	718	326,535
United Kingdom Water Infrastructure - 16.2%(1)
Pennon Group Plc	16,923	168,629
Pentair PLC	4,700	204,356
Severn Trent Plc	6,528	169,349
United Utilities Group PLC	16,541	159,032
		701,366
United States Water Infrastructure - 18.6%(1)
Aegion Corp.(2)	1,571	39,212
Franklin Electric Co., Inc.	1,871	91,492
Middlesex Water Company	810	37,098
Mueller Water Products, Inc.	7,675	88,800
Rexnord Corporation(2)	5,049	146,572
SJW Group	790	45,749
The York Water Company	638	19,204
Xylem, Inc.	4,452	337,951
		806,078
United States Water Management - 4.6%(1)
AquaVenture Holdings Limited(2)	567	10,308
Badger Meter, Inc.	1,412	77,589
Watts Water Technologies, Inc.	1,348	111,143
		199,040

United States Water Treatment - 1.2%(1)
Evoqua Water Technologies Corp.(2)	2,761	53,508
United States Water Utilities - 18.2%(1)
American States Water Company	1,780	107,566
American Water Works Co., Inc.	4,054	354,847
Aqua America Inc.	5,101	189,655
California Water Service Group	2,334	96,044
Connecticut Water Service, Inc.	612	41,928
		790,040
Total Common Stock
(Cost $4,135,590)		4,296,294

Short-Term Investment - 0.6%(1)
United States Investment Company - 0.6%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.85%(3)
(Cost $27,010)	27,010	27,010

Total Investments - 99.7%(1)
(Cost $4,162,600)		4,323,304
Other Assets in Excess of Liabilities, Net - 0.3%(1)		11,430
Total Net Assets - 100.0%(1)		$4,334,734

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2018.
ADR - American Depositary Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$4,296,294	$-	$-	$4,296,294
Short-Term Investment	27,010	-	-	27,010
Total Investments	$4,323,304	$-	$-	$4,323,304

The Fund utilizes the end of reporting period method for determining transfers between levels. During the period ended August 31, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

Schedule of Investments August 31, 2018 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.4%(1)
Canadian Crude Oil Pipelines - 17.9%(1)
Enbridge Inc.	383,040	$13,088,477
Enbridge Income Fund Holdings Inc.	79,759	2,009,560
Gibson Energy Inc.	82,150	1,219,975
Inter Pipeline Ltd.	219,443	4,032,370
Kinder Morgan Canada Limited	17,081	224,867
Pembina Pipeline Corporation	287,526	9,806,730
		30,381,979
Canadian Local Distribution Company - 0.2%(1)
Valener Inc.	22,501	345,705
Canadian Natural Gas/Natural Gas Liquids Pipelines - 10.8%(1)
AltaGas Ltd.	151,500	2,815,230
Keyera Corp.	117,740	3,244,391
TransCanada Corporation	287,104	12,230,630
		18,290,251
United States Crude Oil Pipelines - 1.9%(1)
Plains GP Holdings, L.P.	89,606	2,310,043
SemGroup Corp.	37,840	915,728
		3,225,771
United States Local Distribution Companies - 13.8%(1)
Atmos Energy Corporation	63,301	5,838,251
Chesapeake Utilities Corporation	9,304	800,144
New Jersey Resources Corporation	50,078	2,283,557
NiSource Inc.	192,575	5,213,005
Northwest Natural Gas Company	16,318	1,059,038
ONE Gas, Inc.	29,962	2,352,916
South Jersey Industries, Inc.	48,812	1,619,582
Southwest Gas Corporation	27,571	2,131,790
Spire Inc.	28,696	2,139,287
		23,437,570
United States Natural Gas Gathering/Processing - 14.6%(1)
Antero Midstream GP LP	6,342	107,116
Archrock, Inc.	74,490	942,299
EnLink Midstream, LLC	36,638	597,199
Targa Resources Corp.	125,336	6,902,254
The Williams Companies, Inc.	550,899	16,301,101
		24,849,969
United States Natural Gas/Natural Gas Liquids Pipelines - 22.2%(1)
Cheniere Energy Partners LP Holdings, LLC	22,366	708,779
Cheniere Energy, Inc.(2)	118,162	7,908,583
Kinder Morgan, Inc.	709,672	12,561,194
National Fuel Gas Company	48,953	2,718,360
ONEOK, Inc.	175,273	11,552,243
Tallgrass Energy, LP	86,652	2,130,773
		37,579,932
Total Common Stock
(Cost $134,163,943)		138,111,177

Master Limited Partnerships and Related Companies - 17.7%(1)
United States Crude Oil Pipelines - 2.5%(1)
Andeavor Logistics LP	14,594	708,977
BP Midstream Partners LP	3,779	74,560
Delek Logistics Partners LP	1,456	46,519
Enbridge Energy Management, LLC(3)	14,801	160,595
Enbridge Energy Partners, L.P.	43,886	494,156
Genesis Energy, L.P.	17,588	420,881
PBF Logistics LP	3,917	83,628
Plains All American Pipeline, L.P.	70,170	1,832,840
Shell Midstream Partners, L.P.	22,010	492,364
USD Partners LP	2,211	21,778
		4,336,298
United States Natural Gas Gathering/Processing - 1.9%(1)
American Midstream Partners LP	6,593	40,877
Antero Midstream Partners LP	14,624	428,044
CNX Midstream Partners LP	3,399	66,620
DCP Midstream, LP	14,798	609,826
Enable Midstream Partners, LP	13,631	212,235
EnLink Midstream Partners, LP	27,445	488,521
Hess Midstream Partners LP	2,532	57,324
Noble Midstream Partners LP	2,659	116,464
Oasis Midstream Partners LP	1,295	28,645
Summit Midstream Partners LP	8,037	129,798
USA Compression Partners LP	5,726	94,594
Western Gas Equity Partners, LP	6,536	221,309
Western Gas Partners LP	15,758	769,778
		3,264,035
United States Natural Gas/Natural Gas Liquids Pipelines - 9.3%(1)
Cheniere Energy Partners, L.P.	6,940	263,026
Crestwood Equity Partners LP	7,925	297,980
Dominion Energy Midstream Partners, LP	7,319	120,032
Energy Transfer Equity, L.P.	141,500	2,476,250
Energy Transfer Partners, L.P.	175,543	3,958,495
Enterprise Products Partners L.P.	242,159	6,925,747
EQT GP Holdings LP	4,601	96,621
EQT Midstream Partners LP	13,638	779,548
Spectra Energy Partners LP	14,306	543,056
TC Pipelines, LP	8,843	295,356
		15,756,111
United States Refined Product Pipelines - 4.0%(1)
Buckeye Partners, L.P.	24,084	849,202
CrossAmerica Partners LP	3,000	54,390
Global Partners LP	4,643	86,592
Holly Energy Partners, L.P.	7,208	208,743
Magellan Midstream Partners, L.P.	37,404	2,552,823
MPLX LP	46,851	1,661,805
NuStar Energy L.P.	16,333	452,097
Phillips 66 Partners LP	8,295	426,861
Sprague Resources LP	1,706	43,162
Sunoco LP	7,662	207,563
TransMontaigne Partners L.P.	2,197	84,321
Valero Energy Partners LP	3,839	137,398
		6,764,957
Total Master Limited Partnerships and Related Companies
(Cost $28,536,038)		30,121,401

Short-Term Investment - 0.7%(1)
United States Investment Company - 0.7%(1)
Invesco Government & Agency Portfolio - Institutional Class, 1.85%(4)
(Cost $1,189,487)	1,189,487	1,189,487

Total Investments - 99.8%(1)
(Cost $163,889,468)	169,422,065
Other Assets in Excess of Liabilities, Net - 0.2%(1)	266,959
Total Net Assets - 100.0%(1)	$169,689,024

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)
Security distributions are paid-in-kind. Rate determined by dividing the cash value of a distribution declared by Enbridge Energy Partners, L.P. by the average closing price of Enbridge Energy Management, L.L.C. shares for the ten consecutive trading days prior to the ex-dividend date.

(4)	Rate indicated is the current yield as of August 31, 2018.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stock	$138,111,177	$-	$-	$138,111,177
Master Limited Partnerships and Related Companies	30,121,401	-	-	30,121,401
Short-Term Investment	1,189,487	-	-	1,189,487
Total Investments	$169,422,065	$-	$-	$169,422,065

The Fund utilizes the end of reporting period method for determining transfers between levels.  During the period ended August 31, 2018, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Deborah Ward
                                            Deborah Ward, Acting President

Date  October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Deborah Ward
                                             Deborah Ward, Acting President

Date  October 29, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  October 29, 2018